Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Obligations under finance leases	¥ 16,250	¥ 25,020
Loan participation borrowings	149,398	142,838
Senior borrowings and bonds	6,402,157	7,503,032
Subordinated borrowings and bonds	3,778,347	3,858,510
Total	¥ 10,346,152	¥ 11,529,400